Note 27 - Financial Instruments and Risks (Details Textual) - BRL (R$) R$ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Value at risk exposure, probable		95.00%
Value at risk, duration		21 days
Value at risk, adverse scenario, deterioration percentage		25.00%
Value at risk, remote scenario, deterioration percentage		50.00%
Total gains (losses) on financial assets at fair value through profit or loss		R$ 227.6	R$ 247.5	R$ 261.4
Guarantees held for derivative instruments	R$ 608.3	608.3	R$ 486.8
Swap contract [member]
Statement Line Items [Line Items]
Total gains (losses) on financial assets at fair value through profit or loss	67.0
Equity price risk [member]
Statement Line Items [Line Items]
Risk exposure associated with instruments sharing characteristic	R$ 2,300.0	R$ 2,300.0
Bottom of range [member]
Statement Line Items [Line Items]
Trigger clause percentage, credit risk		10.00%
Top of range [member]
Statement Line Items [Line Items]
Trigger clause percentage, credit risk		15.00%